Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38833
Entity Registrant Name	UP FINTECH HOLDING LIMITED
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1 Raffles Place
Entity Address, Address Line Two	#35-61 One Raffles Place
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	048616
Entity Voluntary Filers	No
Entity Central Index Key	0001756699
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
ICFR Auditor Attestation Flag	true
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1186
Auditor Name	KPMG Huazhen LLP
Auditor Location	Beijing, China
Business Contact
Document and Entity Information
Entity Address, Address Line One	18/F, Grandyvic Building, No. 1 Building
Entity Address, Address Line Two	No. 16 Taiyanggong Middle Road, Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100020
Country Region	86
City Area Code	10
Local Phone Number	56216660
Contact Personnel Name	John Fei Zeng
Class A ordinary shares
Document and Entity Information
Title of 12(b) Security	Class A Ordinary Shares, par valueUS$0.00001 per shar
Trading Symbol	TIGR
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	2,374,551,833
American Depositary Shares
Document and Entity Information
Title of 12(b) Security	American Depositary Shares
Trading Symbol	TIGR
Security Exchange Name	NASDAQ
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	97,611,722